RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and six months ended June 30, 2025 and 2024 included:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Director fees	$139,187	$91,463	$271,838	$243,900
Salaries	237,746	127,518	455,256	269,586
Share-based payments	205,363	181,749	399,563	303,861
	$582,296	$400,730	$1,126,657	$817,347

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Other related party transactions

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Management fees paid to a company controlled by CEO and director	$85,395	$65,702	$178,679	$125,702
Management fees paid to a company that the CEO holds an economic interest in	306,425	109,437	410,651	215,687
Management fees paid to a company controlled by a director	36,597	36,991	39,458	77,424
	$428,417	$212,130	$628,788	$418,813